Business Segments - Business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 23,756	$ 22,022	$ 15,602
Operating profit	5,756	1,962	1,041
Interest expense	1,054	3,103	2,741
Investments available for sale	137,867	165,212	0
Cash items	26,793	22,749	4,524
Total identifiable net assets	538,148	505,488	418,734
Discontinued Operations
Segment Reporting Information [Line Items]
Total identifiable net assets	0	3,224	176,694
Unallocated
Segment Reporting Information [Line Items]
Corporate expenses	0	(1,208)	(1,563)
Asset Management
Segment Reporting Information [Line Items]
Revenues	2,190	2,309	2,284
Operating profit (loss) before corporate expenses	196	1,051	1,035
Corporate expenses	(646)	(153)	(154)
Depreciation, depletion and amortization	708	540	512
Capital expenditures	9,487	335	221
Total identifiable net assets	18,468	10,593	2,960
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	9,438	8,139	7,241
Operating profit (loss) before corporate expenses	8,690	7,504	6,732
Corporate expenses	(169)	(214)	(167)
Depreciation, depletion and amortization	177	198	110
Capital expenditures	0	0	0
Total identifiable net assets	38,409	37,991	38,656
Development
Segment Reporting Information [Line Items]
Revenues	1,164	1,206	1,230
Operating profit (loss) before corporate expenses	(2,817)	(2,104)	(1,528)
Corporate expenses	(1,581)	(1,984)	(1,231)
Depreciation, depletion and amortization	214	228	337
Capital expenditures	631	6,396	2,218
Total identifiable net assets	179,357	119,029	46,684
Stabilized Joint Venture
Segment Reporting Information [Line Items]
Revenues	10,964	10,368	4,847
Operating profit (loss) before corporate expenses	2,243	(537)	(2,018)
Corporate expenses	(160)	(393)	(65)
Depreciation, depletion and amortization	4,756	6,932	4,975
Capital expenditures	316	563	857
Total identifiable net assets	133,956	138,206	144,386
Corporate
Segment Reporting Information [Line Items]
Total identifiable net assets	3,298	8,484	4,830
Total Segments
Segment Reporting Information [Line Items]
Revenues	23,756	22,022	15,602
Operating profit (loss) before corporate expenses	8,312	5,914	4,221
Operating profit	5,756	1,962	1,041
Corporate expenses	(2,556)	(3,952)	(3,180)
Interest expense	1,054	3,103	2,741
Depreciation, depletion and amortization	5,855	7,898	5,934
Capital expenditures	$ 10,434	$ 7,294	$ 3,296